Segment information (Tables)	3 Months Ended
Mar. 31, 2012
Interest Revenue (Expense), Net [Abstract]
Segment Reporting Information Interest Revenue [Text Block]
The following are included in segment income/(loss):

Interest revenue
South Africa	7	4
Continental Africa	2	1
Australasia	1	2
Americas	1	1
Other, including Corporate and Non-gold producing subsidiaries	1	-
Total interest revenue	12	8

Segment Reporting Information Interest Expense [Text Block]

Interest expense
South Africa	1	2
Continental Africa	1	-
Other, including Corporate and Non-gold producing subsidiaries	42	42
Total interest expense	44	44

Reconciliation from Segment Totals to Consolidated [Abstract]
Segment assets
	At March 31,	At December 31,
	2012	2011
	(unaudited)
	(in US Dollars, millions)

Segment assets
South Africa (1)	3,091	2,974
Continental Africa	4,562	4,365
Australasia	731	714
Americas	2,636	2,527
Other, including Corporate and Non-gold producing subsidiaries	678	605
Total segment assets	11,698	11,185

(1) Includes the following which have been classified as assets held for sale:
Rand Refinery Limited	2	1

Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Reconciliation Of Operating Profit Loss From Segments To Consolidated [Text Block]

Reconciliation of segment income to Net income - attributable to AngloGold Ashanti
Segment total	684	454
Exploration costs	(75)	(57)
General and administrative expenses	(70)	(68)
Market development costs	(1)	(3)
Non-hedge derivative gain and movement on bonds	124	41
Taxation expense	(265)	(124)
Noncontrolling interests	(13)	(6)
Net income - attributable to AngloGold Ashanti	384	237

Segment Reporting Information Equity Income Loss In Associates [Abstract]
Segment Reporting Information, Equity Income (Loss) In Associates [Text Block]
	Three months ended March 31,
	2012	2011
	(unaudited)	(unaudited)
	(in US Dollars, millions)
Equity income/(loss) in associates
Continental Africa	12	15
Other, including Corporate and Non-gold producing subsidiaries	(2)	(6)
Total equity income in associates	10	9

Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)

Segment income/(loss)
South Africa	156	197
Continental Africa	302	157
Australasia	33	8
Americas	222	146
Other, including Corporate and Non-gold producing subsidiaries	(29)	(54)
Total segment income	684	454

Segments, Geographical Areas [Abstract]
Revenues by area
	Three months ended March 31,
	2012	2011
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Revenues by area
South Africa	529	564
Continental Africa	728	543
Australasia	115	98
Americas	427	305
Other, including Corporate and Non-gold producing subsidiaries	7	5
	1,806	1,515
Less: Equity method investments included above	(86)	(80)
Total revenues	1,720	1,435